Other financial (expenses) income, net	12 Months Ended
Dec. 31, 2019
Other financial (expenses) income, net [Abstract]
Other financial (expenses) income, net
Note 6 – Other financial (expenses) income, net

Other financial (expenses) income, net is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2019	2018	2017
Foreign exchange gain (loss)	0.7	(1.1)	(0.3)
Other financial expenses	(9.2)	(3.5)	-
Expensed loan fees related to settled debt	(5.6)	-	-
(Loss)/gain on forward contracts (note 18)	(29.2)	(14.2)	19.3
Realized loss on marketable securities	(15.4)	-	-
Change in fair value of Call Spread (note 18)	(0.5)	(25.7)	-
Total	(59.2)	(44.5)	19.0

During 2019 we sold, and thereby realized all our marketable securities. Total net proceeds received were $31.3 million resulting in a realized loss of $15.4 million. An accumulated unrealized loss of $5.6 million recognized in Other comprehensive income for the year ended December 31, 2018 was recycled to the Consolidated Statement of Operations during 2019. (Loss)/gain on forward contracts is presented net for the years ended December 31, 2019, 2018 and 2017.